Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Detail)	12 Months Ended
	Dec. 31, 2020 shares ADRs £ / shares $ / ADRs	Dec. 31, 2019 shares
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,447,140	25,105,815
WPP Worldwide Share Ownership Program [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	2,499,674	4,701,924
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	45,325
Exercise price per share | £ / shares	£ 6.268
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	14,930
Exercise dates	2014 - 2021
Exercise price per ADR | $ / ADRs	49.230
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	7,250
Exercise price per share | £ / shares	£ 6.268
Exercise dates	2015 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	25,234
Exercise dates	2015 - 2022
Exercise price per ADR | $ / ADRs	67.490
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	88,604
Exercise price per share | £ / shares	£ 8.458
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	105,545
Exercise dates	2017 - 2024
Exercise price per ADR | $ / ADRs	102.670
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	28,125
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2017 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	88,090
Exercise dates	2016 - 2023
Exercise price per ADR | $ / ADRs	110.760
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	897,100
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	4,250
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2018 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	259,150
Exercise price per share | £ / shares	£ 13.505
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 8 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	875
Exercise price per share | £ / shares	£ 13.505
Exercise dates	2017 - 2023